Shareholder Fees - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2010 Fund	May 30, 2024
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]

[1]	BOn Class C shares redeemed less than one year after purchase.
[2]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.